Taxation - (Loss) income before provision for income taxes is attributable to the geographic locations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Income Tax Disclosure [Line Items]
(Loss) income before tax	¥ (186,626)	$ (27,861)	¥ (243,216)
Cayman
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(140,369)		2,341
Hong Kong
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(1,911)		(6,177)
BVI
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	0
PRC
Income Tax Disclosure [Line Items]
(Loss) income before tax, domestic	¥ (44,346)		¥ (239,380)